SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Bank acceptance notes receivable (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bank acceptance notes receivable	$ 4,131,392	$ 2,585,886
Unmatured Bank Acceptance Notes Receivables	$ 4,338,304